Additional disclosure requirements - Parent-Only Income Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 265	€ 361
Interest expense	(8,297)	(11,033)
Non-interest income	765	855
Non-interest expense	(1,122)	(1,136)
Operating profit/(loss) before tax	(6,410)	6,531
Tax expense or income from continuing operations	(3,928)	(2,449)
Profit for the period	(10,338)	4,082
Banco Santander S.A. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income	3,628	4,148
Dividend income	654	1,735
Interest and dividends from affiliates	4,282	5,883
Interest expense	(1,763)	(2,113)
Interest income/(Charges)	2,519	3,770
Provision for credit losses	(1,070)	(544)
Interest income/ (Charges) after provision for credit losses	1,449	3,226
Non-interest income	2,058	1,805
Non-interest expense	(8,571)	(4,633)
Operating profit/(loss) before tax	(5,064)	398
Tax expense or income from continuing operations	(1,747)	145
Profit for the period	(6,811)	543
Banco Santander S.A. | Reportable Legal Entities | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	407	1,355
Banco Santander S.A. | Reportable Legal Entities | Non-Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 247	€ 381